Investment Strategy	Jul. 15, 2025
Defiance Vol Carry Hedged ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate income primarily by capturing a “volatility risk premium,” while also employing a hedging strategy to mitigate some, but not all, market volatility risk. “Market volatility” refers to the degree of variation in the price levels of the U.S. equity markets as measured by the S&P 500 Index (the “Index”).

To seek current income, the Fund maintains short positions in VIX futures (described below) to seek to capture the volatility risk premium, which tends to generate positive returns when market volatility is stable or declining. To hedge against significant market volatility spikes, the Fund employs an actively managed hedging strategy using options, ETFs (“Underlying ETFs”), or futures that are expected to gain value during periods of elevated volatility; however, this hedging strategy may reduce income potential during calm markets and may not fully offset losses during periods of sharp volatility surges.

Volatility Premium Income Strategy

The Fund’s primary strategy seeks to generate income by capturing a volatility risk premium— the compensation received for bearing the risk of unexpected increases in market volatility. To do so, the Fund uses short-term futures contracts on the Cboe Volatility Index (VIX), typically those with expirations of less than 30 days. The VIX, often referred to as the “fear gauge,” measures the market’s expectations for near-term volatility of Index option prices, tending to rise during periods of market stress and decline during calmer conditions. The Fund’s income generation potential arises from the tendency of VIX futures to decline in value as they approach expiration in stable or declining volatility environments. This structural tendency, known as “carry,” represents the expected return from holding a short position in VIX futures over time.

The Fund seeks exposure equal to approximately 0.3x to 0.6x the inverse performance of VIX futures contracts. This means that for every 1% change in the value of VIX futures, the Fund is designed to move in the opposite direction by about 0.3% to 0.6%. This range reflects a moderate level of inverse exposure. In contrast, a higher figure, such as 1x inverse exposure, would result in the Fund moving fully opposite to changes in VIX futures, increasing both the potential reward when volatility declines and the potential risk if volatility spikes. Because the Fund’s primary strategy is to seek to benefit from short exposure to VIX futures, and volatility has a lower bound at zero, the Fund’s potential upside is inherently limited, while the risk of loss remains if volatility rises sharply.

VIX futures contracts typically decline in value over time during periods of stable or decreasing market volatility. This tendency is driven by a structural market condition known as “contango,” in which longer-dated futures trade at a premium to the market’s expected near-term volatility. As these contracts approach expiration, their prices tend to converge downward toward the spot level (the current, real-time value of the VIX), resulting in a natural erosion of value. The Fund seeks to capitalize on this dynamic by maintaining short exposure to VIX futures, with the goal of generating income as these contracts depreciate. For more information about VIX futures contracts, please see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

However, sharp or sudden volatility spikes can significantly increase the price of VIX futures contracts, negatively impacting the Fund’s short positions and potentially resulting in unexpected and significant losses over short periods of time. To reduce some of the risks associated with large volatility spikes, the Fund employs an active hedging strategy (described below).

Hedging Strategy

The Fund uses a hedging strategy designed to attempt to mitigate some of the adverse effects of sudden spikes in market volatility. To implement this strategy, the Fund may engage in options transactions, invest in Underlying ETFs, or take positions in futures contracts; each would be expected to gain value during periods of elevated market volatility.

For example, the Fund may purchase short-term VIX futures contracts or VIX call options to seek to benefit from rising volatility levels, which typically coincide with declining equity markets. Similarly, the Fund may buy Index put options to seek to protect against sharp drawdowns in equity prices, or establish short positions in Index futures contracts to gain inverse exposure to broad market movements. The Fund may also allocate to inverse or volatility-focused Underlying ETFs that are designed to perform positively during market selloffs or heightened volatility regimes.

These hedging positions are actively managed and may be adjusted in response to changes in market conditions and volatility expectations. The Fund’s hedging strategy is designed to reduce the Fund’s vulnerability to sudden market shocks and to provide a potential source of offsetting returns during periods of heightened uncertainty. However, the Fund’s hedging strategy may not fully offset losses during periods of sharp volatility surges.

Collateral Holdings

The Fund will generally hold between 60% to 80% of its net assets in cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s Income and Hedging strategies and contributing to the Fund’s income generation.

Cayman Subsidiary:

The Fund intends to gain exposure to its strategies either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in investments (e.g., VIX futures contracts) that may not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Fund Attributes

The Fund will seek to distribute income on at least a monthly basis.

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Fund’s investment strategies may include active and frequent trading, which are expected to result in high portfolio turnover on an annual basis.

The Fund has adopted a policy to have, under normal circumstances, at least 80% of its investment exposure to financial instruments (i.e., futures contracts and options contracts) that provide exposure to volatility-linked strategies and/or instruments used to hedge against market volatility. The Fund is expected to allocate between 60% and 80% of its assets as collateral.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have, under normal circumstances, at least 80% of its investment exposure to financial instruments (i.e., futures contracts and options contracts) that provide exposure to volatility-linked strategies and/or instruments used to hedge against market volatility.
Defiance Enhanced Short Vol ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that employs a dual-strategy approach that seeks to enhance total return by combining a volatility premium income strategy with leveraged long exposure to the S&P 500 Index (the “Index”).

Volatility Premium Strategy

The Fund’s short volatility premium strategy seeks to generate returns during periods of stable or declining market volatility. It does so by capturing the volatility risk premium— the compensation received for bearing the risk of unexpected increases in market volatility. The Fund uses short positions in short-term futures contracts on the Cboe Volatility Index (VIX), which measures the market’s expectations for near-term volatility of Index option prices. Often referred to as the “fear gauge,” the VIX tends to rise during periods of market stress and decline during calmer conditions.

The Fund seeks exposure equal to approximately 0.5x to 0.75x the inverse performance of those contracts. This means that for every 1% change in the value of VIX futures, the Fund is designed to move in the opposite direction by about 0.5% to 0.75%. This level of inverse exposure reflects a more aggressive approach relative to lower-exposure strategies. While it increases the Fund’s potential to generate income during periods of stable or declining volatility, it also increases the Fund’s sensitivity to losses during sudden or sharp spikes in volatility. The Fund’s upside potential is limited because volatility cannot fall below zero. However, the Fund’s strategy has the potential to produce meaningful gains during pronounced volatility declines. For more information about VIX futures contracts, please see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

The Adviser actively monitors a variety of indicators to assess current market volatility conditions. These indicators include realized volatility, implied volatility across major equity indices, the level of the VIX Index, and broader macroeconomic developments. Based on this assessment, the Adviser may adjust the Fund’s exposure within its target range. Specifically, during periods of elevated market volatility and equity market declines, the Fund may shift toward the lower end of its inverse VIX exposure range (approximately 0.5x) to mitigate potential losses.

VIX futures contracts typically decline in value over time during periods of stable or decreasing market volatility. This tendency is driven by a structural market condition known as “contango,” in which longer-dated futures trade at a premium to the market’s expected near-term volatility. As these contracts approach expiration, their prices tend to converge downward toward the spot level (the current, real-time value of the VIX), resulting in a natural erosion of value. The Fund seeks to capitalize on this dynamic by maintaining short exposure to VIX futures, with the goal of generating income as these contracts depreciate.

However, sharp or sudden volatility spikes can significantly increase the price of VIX futures contracts, negatively impacting the Fund’s short positions and potentially resulting in unexpected and significant losses over short periods of time.

Leveraged Equity Market Strategy

In addition to its volatility income strategy and to enhance its total return potential, the Fund maintains a leveraged long exposure to the Index, generally targeting between 1.5x and 2x the daily performance of the Index.

The Fund may obtain this leveraged exposure through a variety of instruments, including:

●	Total return swaps referencing the Index;
●	Exchange-traded funds (including leveraged ETFs) that track the Index (collectively, “Underlying ETFs”);
●	Options strategies, such as deep in-the-money call options (i.e., call options with strike prices significantly below the current market price of the underlying security) or long call/short put combinations; and
●	Equity index futures contracts.

The Fund’s leveraged equity market strategy is designed to give the Fund the opportunity to benefit when the broader U.S. stock market rises.

Heightened Downside Risk in Adverse Market Conditions

The combination of the Fund’s short volatility exposure and leveraged long exposure to the Index results in a risk profile that is particularly sensitive to sharp or sustained declines in the equity market. Historically, significant drawdowns in the Index have often been accompanied by abrupt increases in market volatility, as measured by the VIX. During such periods, the Fund’s short positions in VIX futures may experience rapid losses at the same time its long equity positions decline in value. This dual sensitivity can lead to compounding losses and heightened downside risk. Moreover, because the price of VIX futures contracts can rise significantly and without an upper limit, the Fund’s short volatility positions are subject to theoretically unlimited losses during extreme volatility events. As a result, the Fund’s strategy may underperform significantly during periods of market stress, and investors should be prepared for the potential of substantial losses in adverse market conditions.

Collateral Holdings

The Fund will generally hold between 60% to 80% of its net assets in cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s Volatility Premium and Leveraged Equity Market strategies and generating income.

Cayman Subsidiary:

The Fund intends to gain exposure to its strategies either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in investments (e.g., VIX futures contracts and swap agreements) that may not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Fund Attributes

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Fund’s investment strategies may include active and frequent trading, which are expected to result in high portfolio turnover on an annual basis.

The Fund has adopted a policy to have, under normal circumstances, at least 80% of its investment exposure to financial instruments (i.e., futures contracts, options contracts, and swap agreements) that provide exposure to U.S. equity market volatility and/or instruments that provide enhanced (i.e., leveraged) long exposure to the U.S. equity markets. The Fund is expected to allocate between 60% and 80% of its assets as collateral.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have, under normal circumstances, at least 80% of its investment exposure to financial instruments (i.e., futures contracts, options contracts, and swap agreements) that provide exposure to U.S. equity market volatility and/or instruments that provide enhanced (i.e., leveraged) long exposure to the U.S. equity markets.
Defiance Enhanced Long Vol ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that employs a dual-strategy approach that seeks to enhance total return by combining a long volatility strategy with leveraged short exposure to the S&P 500 Index (the “Index”). This means the Fund uses two distinct strategies: one that aims to generate returns from market volatility, and another that seeks returns when the S&P 500 declines in value.

Long Volatility Strategy

The Fund’s long volatility strategy seeks to generate returns during periods of market turmoil or declines by taking long positions in short-term futures contracts on the Cboe Volatility Index (VIX), which measures the market’s expectations for near-term volatility of Index option prices. Often referred to as the “fear gauge,” the VIX tends to rise during periods of market stress and decline during calmer conditions.

The Fund seeks exposure equal to approximately 0.75x to 1x the performance of those futures contracts. This means that for every 1% change in the value of VIX futures, the Fund is designed to move in the same direction by about 0.75% to 1%. This level of exposure reflects a more aggressive approach relative to lower-exposure strategies. While it increases the Fund’s potential to generate performance during periods of rising or persistently high volatility, it also increases the Fund’s sensitivity to losses during periods of declining or flat volatility. For more information about VIX futures contracts, please see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

VIX futures contracts typically decline in value over time during periods of stable or decreasing market volatility. This tendency is driven by a structural market condition known as “contango,” in which longer-dated futures trade at a premium to the market’s expected near-term volatility. As these contracts approach expiration, their prices tend to converge downward toward the spot level (the current, real-time value of the VIX), resulting in a natural erosion of value. Therefore, the Fund’s long volatility strategy may lose value during most time periods.

Leveraged Short Equity Market Strategy

In addition to its long volatility strategy and to enhance its total return potential during periods of market declines, the Fund maintains a leveraged short exposure to the Index, generally targeting between 1.5x and 2x the daily performance of the Index.

The Fund may obtain this leveraged exposure through a variety of instruments, including:

●	Total return swaps referencing the Index;
●	Exchange-traded funds (including inverse and leveraged inverse ETFs) that track the inverse of the Index;
●	Options strategies, such as deep in-the-money call options (i.e., call options with strike prices significantly below the current market price of the underlying security) or long call/short put combinations; and
●	Equity index futures contracts.

The Fund’s leveraged short equity strategy is designed to give the Fund the opportunity to benefit when the broader U.S. stock market declines.

Heightened Downside Risk in Sustained Bull Markets

The combination of the Fund’s long volatility exposure and leveraged short exposure to the Index results in a risk profile that is particularly sensitive to prolonged periods of market calm and rising equity prices. Historically, strong bull markets in the Index have often been accompanied by suppressed volatility, as measured by the VIX. During such periods, the Fund’s long positions in VIX futures may experience persistent losses at the same time its short equity positions rise in value. This dual sensitivity can lead to compounding losses and heightened downside risk.

Moreover, because equity markets can theoretically rise without limit, the Fund’s leveraged short exposure to the Index is subject to potentially unlimited losses during strong and sustained market rallies. The magnified nature of the Fund’s short equity strategy further increases its vulnerability in such conditions, particularly if gains in the Index are rapid or steep. As a result, the Fund’s strategy may underperform significantly during extended bull markets or during periods of low volatility, and investors should be prepared for the potential of substantial losses in such conditions.

Collateral Holdings

The Fund will generally hold between 60% to 80% of its net assets in cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s Long Volatility and Leveraged Short Equity Market strategies and generate income.

Cayman Subsidiary:

The Fund intends to gain exposure to its strategies either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in investments (e.g., VIX futures contracts and swaps) that may not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Fund Attributes

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Fund’s investment strategies may include active and frequent trading, which are expected to result in high portfolio turnover on an annual basis.

The Fund has adopted a policy to have, under normal circumstances, at least 80% of its investment exposure to financial instruments (i.e., futures contracts, options contracts, and swap agreements) that provide exposure to U.S. equity market volatility and/or provide enhanced (i.e., leveraged) short exposure to the U.S. equity markets. The Fund is expected to allocate between 60% and 80% of its assets as collateral.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have, under normal circumstances, at least 80% of its investment exposure to financial instruments (i.e., futures contracts, options contracts, and swap agreements) that provide exposure to U.S. equity market volatility and/or provide enhanced (i.e., leveraged) short exposure to the U.S. equity markets.